Summary of Significant Accounting Policies (Other Non-current Assets) (Details)	12 Months Ended
Dec. 31, 2021
Intangible assets
Disclosure of information about other non-current assets [line items]
Estimated useful lives of other non-current assets	10 to 28 years
Long-term prepaid expense
Disclosure of information about other non-current assets [line items]
Estimated useful lives of other non-current assets	1.5 to 10 years